Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The financial statements of 60P and its subsidiaries are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company has prepared the accompanying consolidated condensed financial statements pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (“SEC”). These financial statements are unaudited and, in our opinion, include all adjustments consisting of normal recurring adjustments and accruals necessary for a fair presentation of our consolidated condensed balance sheets, consolidated condensed statements of operations and other comprehensive income (loss), consolidated condensed statements of shareholders’ and member’s equity (deficit) and consolidated condensed statements of cash flows for the periods presented. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the year ending December 31, 2023 due to various factors. These consolidated condensed financial statements should be read in conjunction with the audited consolidated financial statements for the years ended December 31, 2022 and 2021 and related notes thereto as contained in the Company’s Registration Statement. Certain information and footnote disclosures that would substantially duplicate the disclosures contained in the Registration Statement have been omitted.

Basis of Presentation

The accounting and reporting policies of the Company and its subsidiaries are presented on a consolidated basis and conform to GAAP after elimination of intercompany transactions and accounts. These consolidated financial statements are presented in U.S. Dollars, which is the Company’s functional currency. The Company has adopted the calendar year as its basis of reporting.

Principles of Consolidation and Non-Controlling Interest

Principles of Consolidation and Noncontrolling Interest

The Company’s consolidated condensed financial statements include the financial statements of its majority owned subsidiary 60P Australia Pty Ltd, as well as the financial statements of 60P Singapore Pty Lte, a wholly owned subsidiary of 60P Australia Pty Ltd. All significant intercompany accounts and transactions have been eliminated in consolidation. 60P Singapore Pty Lte was closed via dissolution as of March 31, 2022. 60P Singapore Pty Lte was originally set up to conduct research in Singapore. The entity had no assets and its liabilities were to both 60P Australia Pty Ltd, its direct owner, and 60P. Through consolidation accounting the closure of the business unit resulted in a currency exchange gain.

For entities that are consolidated, but not 100% owned, a portion of the income or loss and corresponding equity is allocated to owners other than the Company. The aggregate of the income or loss and corresponding equity that is not owned by us is included in Noncontrolling Interest in the consolidated financial statements.

On August 2, 2023, Geoffrey Dow assigned his interest in 60P Australia Pty Ltd, of 904,436 common shares to the Company for no consideration, thereby increasing the proportional ownership of 60P, Inc. in 60P Australia Pty Ltd from 87.53% to 96.61%. The purpose of this assignment was to eliminate the related party conflict associated with Geoffrey Dow’s ultimate beneficial ownership in 60P Australia Pty Ltd being greater than that of other 60P, Inc. shareholders. The increase in the Company’s proportional interest is reflected as a contribution from noncontrolling interest in the accompanying consolidated condensed statement of shareholders’ and members’ equity (deficit).

Principles of Consolidation and Non-Controlling Interest

The Company’s consolidated financial statements include the financial statements of its majority-owned (87.53%) subsidiary 60P Australia Pty Ltd, as well as the financial statements of 60P Singapore Pty Lte, a wholly owned subsidiary of 60P Australia Pty Ltd. 60P Singapore Pty Lte was closed via dissolution as of March 31, 2022. All significant intercompany accounts and transactions have been eliminated in consolidation. 60P Singapore Pty Lte was originally set up to conduct research in Singapore. The entity had no assets and its liabilities were to both 60P Australia Pty Ltd, its direct owner, and 60P. Through consolidation accounting the closure of the business Unit resulted in a currency exchange gain.

For entities that are consolidated, but not 100% owned, a portion of the income or loss and corresponding equity is allocated to owners other than the Company. The aggregate of the income or loss and corresponding equity that is not owned by us is included in Non-controlling Interest in the consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and those estimates may be material. Significant estimates include the reserve for inventory, deferred compensation, derivative liabilities, and valuation allowance for the deferred tax asset.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and those estimates may be material. Significant estimates include the reserve for inventory, deferred compensation, derivative liabilities and valuation allowance for the deferred tax asset.

Debt Issuance Cost

Gain/Loss on Debt Extinguishment

Gain or loss on debt extinguishment is generally recorded upon an extinguishment of a debt instrument or the conversion of certain of the Company’s convertible debt determined to have variable share settlement features. Gain or loss on extinguishment of debt is calculated as the difference between the reacquisition price and net carrying amount of the debt, which includes unamortized debt issuance costs and the fair value of any related derivative instruments. In the case of debt instruments for which the fair value option has been elected, the net carrying value is equal to its fair value on the date of extinguishment and no gain or loss is recognized.

Debt Issuance Cost

Debt issuance costs paid to lenders, or third parties are recorded as debt discounts and amortized to interest expense over the life of the underlying debt instrument, in the Consolidated Statements of Operations and Comprehensive Loss.

Derivative Liabilities

Derivative Liabilities

The Company assesses the classification of its derivative financial instruments each reporting period, which formerly consisted of bridge shares, convertible notes payable, and certain warrants, and determined that such instruments qualified for treatment as derivative liabilities as they met the criteria for liability classification under ASC 815. As of September 30, 2023, the Company’s derivative financial instruments consist of contingent payment arrangements.

The Company analyzes all financial instruments with features of both liabilities and equity under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic No. 480, (“ASC 480”), Distinguishing Liabilities from Equity and FASB ASC Topic No. 815, Derivatives and Hedging (“ASC 815”). Derivative liabilities are adjusted to reflect fair value at each reporting period, with any increase or decrease in the fair value recorded in the results of operations (other income/expense) as change in fair value of derivative liabilities. The Company uses a Monte Carlo Simulation Model to determine the fair value of these instruments.

Upon conversion or repayment of a debt or equity instrument in exchange for equity shares, where the embedded conversion option has been bifurcated and accounted for as a derivative liability (generally convertible debt and warrants), the Company records the equity shares at fair value on the date of conversion, relieves all related debt, derivative liabilities, and unamortized debt discounts, and recognizes a net gain or loss on debt extinguishment, if any.

Equity or liability instruments that become subject to reclassification under ASC Topic 815 are reclassified at the fair value of the instrument on the reclassification date.

Derivative Liabilities

The Company assessed the classification of its derivative financial instruments as of December 31, 2022 and December 31, 2021, which consist of bridge shares, convertible notes payable and certain warrants (excluding those for compensation) and has determined that such instruments qualify for treatment as derivative liabilities as they meet the criteria for liability classification under ASC 815.

The Company analyzes all financial instruments with features of both liabilities and equity under FASB ASC Topic No. 480, (“ASC 480”), “Distinguishing Liabilities from Equity” and FASB ASC Topic No. 815, (“ASC 815”) “Derivatives and Hedging”. Derivative liabilities are adjusted to reflect fair value at each reporting period, with any increase or decrease in the fair value recorded in the results of operations (other income/expense) as change in fair value of derivative liabilities. The Company uses a Monte Carlo Simulation Model (“MCSM”) to determine the fair value of these instruments.

Upon conversion or repayment of a debt or equity instrument in exchange for shares of common stock, where the embedded conversion option has been bifurcated and accounted for as a derivative liability (generally convertible debt and warrants), the Company records the shares of common stock at par value, relieves all related debt, derivative liabilities, and debt discounts, and recognizes a net gain or loss on debt extinguishment. In connection with the debt extinguishment, the Company typically records an increase to additional paid-in capital for any remaining liability balance.

Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date.

Equity-Classified Warrants

Equity-Classified Warrants

The Company accounts for the Tradeable Warrants, the Non-tradeable Warrants, the Representative Warrants, and the Bridge Warrants (following the IPO, see Note 6) as equity-classified instruments based on an assessment of the warrants’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815. This assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the respective issuance dates and as of each subsequent reporting period while the warrants are outstanding.

IPO and Over-Allotment

IPO and Over-Allotment

The Over-Allotment option granted to the underwriters was evaluated in accordance with the guidance in ASC 480 and ASC 815 and was determined to meet all of the criteria for equity classification. The Company allocated the proceeds from the sale of the IPO units (net of offering costs incurred at closing and deferred offering costs incurred prior to the IPO) between the common stock, the Tradeable Warrants, the Non-tradeable Warrants, and the Over-Allotment, using the relative fair value method.

Concentrations

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, accounts receivable, inventory purchases, and borrowings.

Significant customers represent any customer whose business makes up 10% of receivables or revenues. 100% of receivables as of September 30, 2023, consisting of two significant customers at 78% and 22%, are outstanding from significant customers. At December 31, 2022, 98% of the Company’s receivables, consisting of three customers and two significant at 59% and 39%, were outstanding from significant customers. For the three months ended September 30, 2023, 100% of total net revenues (consisting of one significant customer) were generated by significant customers (100% for the three months ended September 30, 2022 consisting of three significant customers at 48%, 43%, and 9%). For the nine months ended September 30, 2023, 100% of the revenues were generated by the Company from significant customers, consisting of two customers at 72% and 28% (100% for the nine months ended September 30, 2022, consisting of three customers at 65%, 29%, and 6% respectively).

Upon conversion or repayment of a debt or equity instrument in exchange for shares of common stock, where the embedded conversion option has been bifurcated and accounted for as a derivative liability (generally convertible debt and warrants), the Company records the shares of common stock at par value, relieves all related debt, derivative liabilities, and debt discounts, and recognizes a net gain or loss on debt extinguishment. In connection with the debt extinguishment, the Company typically records an increase to additional paid-in capital for any remaining liability balance.

Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date.

Currently, the Company has exclusive relationships with distributors in Australia and Europe. A failure to perform by any of our current distributors would create disruption for patients in those markets. The US government has historically been the Company’s largest customer through a purchase support contract and a clinical study. Both of those activities ended during 2022 and near-term receivables and revenues from the government are not anticipated to be significant.

Since the Company first started working on tafenoquine all inventory has been acquired in a collaborative relationship from a sole vendor. Should the vendor cease to supply tafenoquine it would take significant costs and efforts to rebuild the supply chain with a new sole vendor sourcing the active pharmaceutical ingredient (“API”).

As of September 30, 2023, 0% (85% at December 31, 2022) of the Company’s non-related party debt is held by Knight Therapeutics, previously the senior secured lender and also a publicly traded Canadian company. The terms of the preferred share conversion with Knight Therapeutics currently limits the Company’s ability to access additional credit without their consent.

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, accounts receivable, inventory purchases, and lending.

Significant customers represent any customer whose business makes up 10% of our receivables or revenues. 96% of receivables (consisting of three customers and two significant at 66% and 30%) and 100% of revenues (consisting of four customers and three significant at 40%, 39% and 14% respectively) were generated by significant customers for the year ended December 31, 2022. 99% of the Company’s receivables (consisting of three customers and two significant at 84% and 15%) and 100% of the revenues (consisting of three customers and all of them significant at 95%, 3% and 2% respectively) were generated by the Company from significant customers during the year ended December 31, 2021. Currently, the Company has exclusive relationships with distributors in Australia and Europe. A failure to perform by any of our current distributors would create disruption for patients in those markets. The US government has historically been the Company’s largest customer through a purchase support contract and a clinical study. Both of those activities ended as during 2022 and near-term receivables and revenues from the government are not anticipated to be significant.

Since the Company first started working on tafenoquine all inventory has been acquired in a collaborative relationship from a sole vendor. Should the vendor cease to supply tafenoquine it would take time and be expensive to rebuild the supply chain with a new sole vendor sourcing the active pharmaceutical ingredient (API).

As of December 31, 2022, 85% (93% at December 31, 2021) of the Company’s non-related party debt is held by Knight Therapeutics, the senior secured lender and also a publicly traded Canadian company. The amount of senior secured debt with Knight Therapeutics currently limits the Company’s ability to access additional credit and management has been informed that additional lending with Knight Therapeutics is not currently possible.

Research and Development Costs

Research and Development Costs

The Company accounts for research and development costs in accordance with FASB ASC Subtopic No. 730-10, Research and Development (“ASC 730-10”). Under ASC 730-10, research and development costs are expensed as incurred. Accordingly, internal research and development costs are expensed as incurred. Prepaid research and development costs are deferred and amortized over the service period as the services are provided.

The Company recorded $263,703 and $591,569 in research and development costs expense during the three and nine months ended September 30, 2023, respectively ($182,655 and $477,106 for the three and nine months ended September 30, 2022, respectively). During the nine months ended September 30, 2023, the Company issued 525,000 common stock shares and 405,000 common stock shares as share-based payments to two nonemployees, Kentucky Technology Inc. and Florida State University Research Fund, Inc., respectively, in exchange for research and development services to be rendered to the Company in the future. The agreements with these nonemployees do not include any provisions to claw back the share-based payments in the event of nonperformance by the nonemployees. Subject to applicable federal and state security laws, the nonemployees can sell the received equity instruments. Kentucky Technology Inc. is expected to render research and development services to identify a combination drug partner for tafenoquine over a period of one year. Florida State University Research Fund, Inc. is expected to render research and development services related to development of celgosivir over a period of up to five years. The Company recognizes prepaid research and development costs on the grant date, as defined in FASB ASC Subtopic No. 718, Compensation–Stock Compensation. At September 30, 2023, the Company recorded $2,834,148 current unamortized deferred prepaid research and development costs ($0 at December 31, 2022). Current unamortized deferred prepaid research and development costs are presented as a component of Prepaid and Other on the accompanying consolidated condensed balance sheets.

Research and Development Costs

The Company accounts for research and development costs in accordance with ASC subtopic 730-10, Research and Development (“ASC 730-10”). Under ASC 730-10, all research and development costs must be charged to expense as incurred. Accordingly, internal research and development costs are expensed as incurred.

The Company recorded $525,563 in research and development costs during the year ended December 31, 2022 ($5,510,866 for the year ended December 31, 2021).

Fair Value of Financial Instruments

Fair Value of Financial Instruments and the Fair Value Option (“FVO”)

The carrying value of the Company’s financial instruments included in current assets and current liabilities (such as cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses) approximate their fair value due to the short-term nature of such instruments.

The inputs used to measure fair value are based on a hierarchy that prioritizes observable and unobservable inputs used in valuation techniques. These levels, in order of highest to lowest priority, are described below:

Level 1 -	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.
Level 2 -	Observable prices that are based on inputs not quoted on active markets but corroborated by market data.
Level 3 -	Unobservable inputs reflecting the Company’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The Company may choose to elect the FVO for certain eligible financial instruments, such as certain Promissory Notes, in order to simplify the accounting treatment. Items for which the FVO has been elected are presented at fair value in the consolidated balance sheets and any change in fair value unrelated to credit risk is recorded in other income in the consolidated statements of operations. Changes in fair value related to credit risk are recognized in other comprehensive income. As a result of the completion of the IPO, all financial instruments for which the FVO was elected were extinguished. See Note 8 for more information on the extinguishment of the Promissory Notes.

The Company’s financial instruments recorded at fair value on a recurring basis at September 30, 2023, and December 31, 2022 include Derivative Liabilities, which are carried at fair value based on Level 3 inputs. See Note 9 for more information on Derivative Liabilities.

Liabilities measured at fair value at September 30, 2023 and December 31, 2022 are as follows:

	September 30, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Promissory Notes (including accrued interest), at fair value	$-	$-	$-	$-
Derivative Liabilities	-	-	2,174,194	2,174,194
Total	$-	$-	$2,174,194	$2,174,194
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative Liabilities	$-	$-	$1,494,200	$1,494,200
Total	$-	$-	$1,494,200	$1,494,200

Fair Value of Financial Instruments

The carrying value of the Company’s financial instruments included in current assets and current liabilities (such as cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses) approximate their fair value due to the short-term nature of such instruments.

The inputs used to measure fair value are based on a hierarchy that prioritizes observable and unobservable inputs used in valuation techniques. These levels, in order of highest to lowest priority, are described below:

Level 1—Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2—Observable prices that are based on inputs not quoted on active markets but corroborated by market data

Level 3—Unobservable inputs reflecting the Company’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

See Note 9 regarding Derivative Liabilities.

Liabilities measured at fair value at December 31, 2022 and December 31, 2021 are as follows:

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative Liabilities	$-	$-	$1,494,200	$1,494,200
Total	$-	$-	$1,494,200	$1,494,200

Foreign Currency Transactions and Translation

Foreign Currency Transactions and Translation

The individual financial statements of each group entity are measured and presented in the currency of the primary economic environment in which the entity operates (its functional currency). The consolidated financial statements of the group and the statement of financial position and equity of the company are presented in US dollars, which is the functional currency of the Company and the presentation currency for the consolidated financial statements.

For the purpose of presenting consolidated financial statements, the assets and liabilities of the group’s foreign operations are mostly translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized in other income.

Exchange rates along with historical rates used in these financial statements are as follows:

Average Exchange Rate
	Three Months Ended September 30,		Nine Months Ended September 30,		As of
Currency	2023	2022	2023	2022	September 30, 2023	December 31, 2022
1 AUD =	0.6545 USD	0.6837 USD	0.6688 USD	0.7074 USD	0.6428 USD	0.6805 USD
1 SGD =	NA	NA	NA	1.0150 AUD*	NA	1.0230 AUD*
*	Through 4/30/2022 (account closure date)

Foreign Currency Transactions and Translation

The individual financial statements of each group entity are measured and presented in the currency of the primary economic environment in which the entity operates (its functional currency). The consolidated financial statements of the group and the statement of financial position and equity of the company are presented in US dollars, which is the functional currency of the Company and the presentation currency for the consolidated financial statements.

For the purpose of presenting consolidated financial statements, the assets and liabilities of the group’s foreign operations are mostly translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized in other income. Exchange rates along with historical rates used in these financial statements are as follows:

	Average Exchange Rate as of December 31,		December 31,	December 31,
Currency	2022	2021	2022	2021
1 AUD =	0.6948 USD	0.7513 USD	0.6805 USD	0.72644959 USD
1 SGD =	1.015 AUD*	0.9912 AUD	1.023 AUD*	1.02069301 AUD
*	Through 4/30/2022 (account closure date)

Reclassifications

Reclassifications

Certain prior period amounts have been reclassified for consistency with the current period presentation. These reclassifications had no material effect on the consolidated results of operations and comprehensive income (loss), shareholders’ and members’ equity (deficit), or cash flows.

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no material effect on the consolidated results of operations and comprehensive loss, shareholders’ deficit, or cash flows.

Share-Based Payments

Share-Based Payments

On November 22, 2022, the Company adopted the 2022 Equity Incentive Plan also referred to as (“2022 Plan”). The 2022 Plan and related share-based awards are discussed more fully in Note 11.

The Company measures compensation for all share-based payment awards granted to employees, directors, and nonemployees, based on the estimated fair value of the awards on the date of grant. For awards that vest based on continued service, the service-based compensation cost is recognized on a straight-line basis over the requisite service period, which is generally the vesting period of the awards. For service vesting awards with compensation expense recognized on a straight-line basis, at no point in time does the cumulative grant date value of vested awards exceed the cumulative amount of compensation expense recognized. The grant date is determined based on the date when a mutual understanding of the key terms of the share-based awards is established. The Company accounts for forfeitures as they occur.

The Company estimates the fair value of all stock option awards as of the grant date by applying the Black-Scholes option pricing model. The application of this valuation model involves assumptions, including the fair value of the common stock, expected volatility, risk-free interest rate, expected dividends and the expected term of the option. Due to the lack of a public market for the Company’s common stock prior to the IPO and lack of company-specific historical implied volatility data, the Company has based its computations of expected volatility on the historical volatility of a representative group of public companies with similar characteristics of the Company, including stage of development and industry focus. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The Company uses the simplified method as prescribed by the SEC Staff Accounting Bulletin Topic 14, Share-Based Payment, to calculate the expected term for stock options, whereby, the expected term equals the midpoint of the weighted average remaining time to vest, vesting period and the contractual term of the options due to its lack of historical exercise data. The risk-free interest rate is based on U.S. Treasury securities with a maturity date commensurate with the expected term of the associated award. The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock. The assumptions used in calculating the fair value of share-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment.

Compensation expense for restricted stock units (“RSUs”) with only service-based vesting conditions is recognized on a straight-line basis over the vesting period. Compensation cost for service-based RSUs is based on the grant date fair value of the award, which is the closing market price of the Company’s common stock on the grant date multiplied by the number of shares awarded.

For awards that vest upon a liquidity event or a change in control, the performance condition is not probable of being achieved until the event occurs. As a result, no compensation expense is recognized until the performance-based vesting condition is achieved, at which time the cumulative compensation expense is recognized. Compensation cost related to any remaining time-based service for share-based awards after the liquidity-based event is recognized straight-line over the remaining service period.

For fully vested, nonforfeitable equity instruments that are granted at the date the Company and a nonemployee enter into an agreement for goods or services, the Company recognizes the equity instruments when they are granted. The corresponding cost is recognized as an immediate expense or a prepaid asset depending on the specific facts and circumstances of the agreement with the nonemployee.

During the nine months ended September 30, 2023 and 2022, 513,000 and 0 common stock shares, respectively, were issued as fully vested, nonforfeitable equity instruments to nonemployees. The agreements with the nonemployees do not include any provisions to claw back the share-based payments in the event of nonperformance by the nonemployees. Subject to applicable federal and state securities laws, the nonemployees can sell the received equity instruments. 120,000 and 100,000 of the common stock shares issued during the nine months ended September 30, 2023 were issued to Trevally, LLC and Carmel, Milazzo & Feil LLP, respectively. Before March 31, 2024, Trevally, LLC is expected to provide castanopsermine, a stable starting material to support the manufacture of good manufacturing grade (GMP)-grade celgosivir for clinical studies. Carmel, Milazzo & Feil LLP is expected to provide legal services before March 31, 2024. As of September 30, 2023, the unamortized balance of prepaid assets related to these share-based payments for which the services are expected to be rendered within one year is $1,063,235 ($0 at December 31, 2022), which is reported in Prepaid and Other on the Consolidated Condensed Balance Sheets.

Net Income (Loss) per Common Share

Net Income (Loss) per Common Share

Net Income (Loss) per Common Share is computed by dividing net income or loss by the weighted average number of common shares outstanding during each period. For the purposes of calculating the weighted average number of common shares outstanding for periods prior to the Merger (See Note 6), each of 60P LLC’s outstanding membership units as of June 1, 2022 have been retrospectively adjusted for the equivalent number of common shares issued pursuant to the Merger. The cumulative dividends accrued on the Series A Preferred Stock during the period are reflected as a reduction to net income (loss) in determining basic and diluted net earnings (loss) attributable to common stockholders.

For periods in which a loss is reported, diluted net loss per common share is the same as basic net loss per common share for those periods. For the three months ended September 30, 2023, the diluted net income (loss) per share computation did not include the anti-dilutive effect of the common stock warrants, stock options and unvested restricted stock units granted under the 2022 Plan, as their effect would be anti-dilutive under the treasury stock method.

Related Parties

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

Subsequent Events

Subsequent Events

The Company considers events or transactions that occur after the balance sheet date, but prior to the issuance of the financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through November 20, 2023, which is the date the financial statements were issued. See Note 13.

Subsequent Events

The Company considers events or transactions that occur after the balance sheet date, but prior to the issuance of the financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through April 3, 2023, which is the date the financial statements were issued.

Recently Issued and Adopted Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

From time to time, the FASB issues Accounting Standards Updates (“ASU”) to amend the authoritative literature in the ASC. Management believes that those issued to date either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to the Company or (iv) are not expected to have a significant impact on these consolidated condensed financial statements.

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Among other changes, the new guidance removes from U.S. GAAP separation models for convertible debt that require the convertible debt to be separated into a debt and equity component, unless the conversion feature is required to be bifurcated and accounted for as a derivative or the debt is issued at a substantial premium. As a result, after adopting the guidance, entities will no longer separately present such embedded conversion features in equity and will instead account for the convertible debt wholly as debt. The new guidance also requires use of the “if-converted” method when calculating the dilutive impact of convertible debt on earnings per share, which is consistent with the Company’s current accounting treatment under the current guidance. The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted, but only at the beginning of the fiscal year. The Company adopted this pronouncement on January 1, 2022; however, the adoption of this standard did not have a material effect on the Company’s consolidated condensed financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options.

This latter standard provides clarification and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (such as warrants) that remain equity classified after modification or exchange. This standard is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Issuers should apply the new standard prospectively to modifications or exchanges occurring after the effective date of the new standard.

Early adoption is permitted, including adoption in an interim period. If an issuer elects to early adopt the new standard in an interim period, the guidance should be applied as of the beginning of the fiscal year that includes that interim period. The Company’s adoption of this standard in 2022 did not have a material effect on the Company’s consolidated condensed financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities in accordance with Accounting Standards Codification Topic 606. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022 and early adoption is permitted. The Company’s adoption of ASU 2021-08 did not have an effect on its consolidated condensed financial statements.

Recently Issued and Adopted Accounting Pronouncements

The FASB issues ASUs to amend the authoritative literature in ASC. There have been a number of ASUs to date, that amend the original text of ASC. Management believes that those issued to date either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to us or (iv) are not expected to have a significant impact on our consolidated financial statements.

In August 2020, FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity; Own Equity (“ASU 2020-06”), as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Among other changes, the new guidance removes from GAAP separation models for convertible debt that require the convertible debt to be separated into a debt and equity component, unless the conversion feature is required to be bifurcated and accounted for as a derivative or the debt is issued at a substantial premium. As a result, after adopting the guidance, entities will no longer separately present such embedded conversion features in equity and will instead account for the convertible debt wholly as debt. The new guidance also requires use of the “if-converted” method when calculating the dilutive impact of convertible debt on earnings per share, which is consistent with the Company’s current accounting treatment under the current guidance. The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted, but only at the beginning of the fiscal year.

We adopted this pronouncement on January 1, 2022; however, the adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

In May 2021, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. This latter standard provides clarification and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (such as warrants) that remain equity classified after modification or exchange. This standard is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Issuers should apply the new standard prospectively to modifications or exchanges occurring after the effective date of the new standard. Early adoption is permitted, including adoption in an interim period. If an issuer elects to early adopt the new standard in an interim period, the guidance should be applied as of the beginning of the fiscal year that includes that interim period. The Company does not expect the adoption of this standard to have a material effect on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities in accordance with Accounting Standards Codification Topic 606. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022 and early adoption is permitted. While the Company is continuing to assess the timing of adoption and the potential impacts of ASU 2021-08, it does not expect ASU 2021-08 will have a material effect, if any, on its consolidated financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include all cash in banks and short-term highly liquid investments (with original maturities of three months or less) as cash equivalents. The Company’s cash is deposited in demand accounts at financial institutions that management believes are creditworthy. The Company’s cash and cash equivalents in bank deposit accounts, at times, may exceed federally insured limits. On December 31, 2022, the Company’s cash and cash equivalents did not exceed FDIC insured limits (did not exceed FDIC insured limits at December 31, 2021). The Company also held cash at its subsidiaries in Australia and Singapore though the amounts were minimal. The Company has not experienced any losses related to amounts in excess of FDIC limits. The Company does not hold any cash equivalents, which would consist of highly liquid investments with original maturities of three months or less at the time of purchase.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

The Company records accounts receivable at net realizable value. This value includes an appropriate allowance for estimated uncollectible accounts to reflect any loss anticipated on the trade accounts receivable balances and charged to the provision for doubtful accounts. Based on the Company’s history there has been no need to make a recording to allowance for doubtful accounts. Most of the Company’s revenue has been earned via government contracts, and with a large American pharmaceutical distributor. As the Company continues to engage with smaller distributors, we will continue to analyze whether an entry should be recorded in Allowance for Doubtful Accounts. There was no allowance as of December 31, 2022 and December 31, 2021. At the year ended December 31, 2022, the US government accounted for 66% of the outstanding AR balance (84% at December 31, 2021) and the American pharmaceutical distributor accounted for 30% of the outstanding AR balance at the year ended December 31, 2022 (15% at the year ended December 31, 2021).

Inventory

Inventory

Inventories are stated at the lower of cost or net realizable value. Cost comprises direct materials and, where applicable, costs that have been incurred in bringing the inventories to their present location and condition. The Company uses the Specific Identification method per lot. A box price is calculated per lot number and sales are recognized by their lot number.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Normal repairs and maintenance costs are charged to earnings as incurred and additions and major improvements are capitalized. The cost of assets retired or otherwise disposed of and the related depreciation are eliminated from the accounts in the period of disposal and the resulting gain or loss is credited or charged to earnings.

Depreciation is computed over the estimated useful lives of the related asset type or term of the operating lease using the straight-line method for financial statement purposes. The estimated service lives for Property and Equipment is either three (3), five (5) or seven (7) years.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets, such as property and equipment and identifiable intangibles with finite useful lives, are periodically evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We look for indicators of a trigger event for asset impairment and pay attention to any adverse change in the extent or manner in which the asset is being used or in its physical condition. Assets are grouped and evaluated for impairment at the lowest level of which there are identifiable cash flows, which is generally at a location level. Assets are reviewed using factors including, but not limited to, our future operating plans and projected cash flows. The determination of whether impairment has occurred is based on an estimate of undiscounted future cash flows directly related to the assets, compared to the carrying value of the assets. If the sum of the undiscounted future cash flows of the assets does not exceed the carrying value of the assets, full or partial impairment may exist. If the asset’s carrying amount exceeds its fair value, an impairment charge is recognized in the amount by which the carrying amount exceeds the fair value of the asset. Fair value is determined using an income approach, which requires discounting the estimated future cash flows associated with the asset.

Intangible Assets

Intangible Assets

The Company capitalizes its patent and filing fees and legal patent and prosecution fees in connection with internally developed pending patents. When pending patents are issued, patents will be amortized over the expected period to be benefitted, not to exceed the patent lives, which may be as long as ten to fifteen years.

Website Development Costs

Website Development Costs

The Company accounts for website development costs in accordance with ASC 350-50 “Website Development Costs”. Accordingly, all costs incurred in the planning stage are expensed as incurred, costs incurred in the website application and infrastructure development stage that meet specific criteria are capitalized and costs incurred in the day-to-day operation of the website are expensed as incurred. All costs associated with the websites are subject to straight-line amortization over a three-year period.

For the years ended December 31, 2022 and 2021, the Company capitalized website development or related costs of $27,070 and none, respectively, in connection with the upgrade and enhancement of functionality of corporate website at www.60-p.com.

Original Issue Discount (“OID”)

Original Issue Discount (“OID”)

For certain notes issued, the Company may provide the debt holder with an original issue discount. The original issue discount is recorded as a debt discount, and is amortized to interest expense over the life of the debt, in the Consolidated Statements of Operations and Comprehensive Loss.

Income Taxes

Income Taxes

60 Degrees Pharmaceuticals, Inc. is a corporation and has accepted the default taxation status of C corporation. The merger does not materially impact tax matters in 2022 as the LLC had elected to be taxed as a C corporation for income tax purposes at the beginning of 2022. Previously, the LLC was taxed as a partnership in which for federal purposes, all income tax benefits of a partnership are passed through to the members. The District of Columbia taxes partnerships on form D-30 (District of Columbia Unincorporated Business Franchise Tax Return) and corporations on form D-20 (District of Columbia (DC) Corporation Franchise Tax Return) and both returns have a minimum tax due of $250 if gross receipts are at $1 million or less and a $1,000 if above. The tax years that remain subject to examination by major tax jurisdictions include the years ended December 31, 2019, 2020 and 2021.

60P Australia Pty Ltd is subject to the taxes of the Australian Taxation Office and the now closed 60P Singapore Pte Ltd was subject to the taxes of the Inland Revenue Authority of Singapore.

Business Segments

Business Segments

The Company uses the “management approach” to identify its reportable segments. The management approach requires companies to report segment financial information consistent with information used by management for making operating decisions and assessing performance as the basis for identifying the Company’s reportable segments. The Company manages its business in one identifiable segment.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with the Financial Accounting Standards Board’s (“FASB”), Accounting Standards Codification (“ASC”) ASC 606, Revenue from Contracts with Customers (“ASC 606”). Revenues are recognized when control is transferred to customers in amounts that reflect the consideration the Company expects to be entitled to receive in exchange for those goods. Revenue recognition is evaluated through the following five steps: (i) identification of the contract, or contracts, with a customer; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of revenue when or as a performance obligation is satisfied.

The Company received the majority of its revenues from sales of its Arakoda™ product to the US Department of Defense (the “DoD”) and resellers in the US and abroad. The Company records US commercial revenues as a receivable when our American distributor transfers shipped product to their title model for 60P. Sales to the DoD are recognized upon their acceptance after product is shipped to them. Foreign sales to both Australia and Europe are recognized as a receivable at the point product is shipped to distributor. The shipments to Australia and Europe are further subject to profit sharing agreements for boxes sold to customers.

Accumulated Comprehensive Income (Loss)		Accumulated Comprehensive Income (Loss) Other comprehensive loss consists of foreign currency translation adjustments, unrealized gains and losses from cash flow hedges.
2022 Equity Incentive Plan

2022 Equity Incentive Plan

On November 22, 2022, the Company adopted a 2022 Equity Incentive Plan also referred to as (“2022 Plan”). The maximum shares available under the 2022 Plan is equal to 10% of the currently outstanding shares or 238,601.